Leases	12 Months Ended
Jun. 27, 2015
Leases [Abstract]
Leases

12.    Leases

Subsidiaries of the Company lease various warehouse and office facilities and certain equipment under long-term operating lease agreements that expire at various dates. Rent expense for operating leases include any rent increases, rent holidays, or landlord concessions on a straight-line basis over the lease term. As of June 27, 2015, subsidiaries of the Company are obligated under non-cancelable operating lease agreements to make future minimum lease payments as follows:

(In millions)
2016	$83.8
2017	74.6
2018	66.9
2019	57.4
2020	47.3
Thereafter	75.9

Total minimum lease payments	$405.9

Rent expense for operating leases was $97.0 million for fiscal 2015, $91.1 million for the fiscal 2014, and $87.8 million for fiscal 2013. A subsidiary of the Company has posted letters of credit as collateral supporting certain leases. These letters of credit are included in the total outstanding letters of credit under the ABL Facility as discussed in Note 7 Debt.

Subsidiaries of the Company have residual value guarantees to its lessors under certain of its operating leases. These guarantees are discussed in Note 15 Commitments and Contingencies. These residual value guarantees are not included in the above table of future minimum lease payments.

A subsidiary of the Company is a party to several capital leases. See Note 7 Debt for discussion of these leases.